Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jun. 25, 2019
Entity Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 25, 2019
Document Effective Date	Jun. 28, 2019
Prospectus Date	Jun. 28, 2019